Net Carrying Values of Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Available-for-Sale Securities, Amortized Cost
Less than one year, amortized cost	$ 8,594
One year through five years, amortized cost	10,886
Six years through ten years, amortized cost	4,468
After ten years, amortized cost	957
Available-for-Sale Debt Securities, Amortized Cost	24,905	$ 23,994
Available-for-Sale Securities, Fair Value
Less than one year, fair value	8,563
One year through five years, fair value	10,836
Six years through ten years, fair value	4,582
After ten years, fair value	1,028
Available-for-sale debt securities, fair value	$ 25,009	$ 23,516